Condensed Consolidated of Stockholders Equity and Comprehensive Income (Loss) (USD $)	Total	Series M Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Statutory Reserve	Accumulated Other Comprehensive Income	Retained Earnings (Deficit)	Comprehensive Income (Loss)
Balance at Dec. 31, 2009	$ 10,627,959	$ 48		$ 20,229,949		$ 1,062,781	$ (10,664,819)
Balance, (Shares) at Dec. 31, 2009		47,658
Effect of reverse recapitalization			5,697	(5,697)
Effect of reverse recapitalization (Shares)			5,696,800
Repurchase and cancellation of Common Stock	(400,000)		(3,264)	(396,736)
Repurchase and cancellation of Common Stock (Shares)			(3,264,000)
Fixed dividend for series A Convertible preferred stockholders	(831,032)						(831,032)
Fixed dividend for series B Convertible preferred stockholders	(306,247)						(306,247)
Conversion of series A convertible preferred stock into common stock	21,018,143		6,738	21,011,405
Conversion of series A convertible preferred stock into common stock (Shares)			6,738,336
Conversion of series M convertible preferred stock into common stock		(48)	47,658	(47,610)
Conversion of series M convertible preferred stock into common stock (Shares)		(47,658)	47,658,000
Issuance of common stock on April 22, 2010 and May 18, 2010 Net of issuance costs of $221,661	1,599,139		749	1,598,390
Issuance of common stock on April 22, 2010 and May 18, 2010 Net of issuance costs of $221,661 (Shares)			748,704
Issuance of series A and series B Warrants, net of issuance costs of $45,584	345,126			345,126
Issuance of series C and series D Warrants, net of issuance costs of $170,739	1,713,326			1,713,326
Issuance of warrants to placement agent in connection with series A Private placement	349,683			349,683
Issuance of warrants to placement agent in connection with series B Private placement	534,341			534,341
Share based compensation	1,459,884			1,459,884
Capital contribution from stockholders	220,000			220,000
Net income	37,120,423						37,120,423	37,120,423
Statutory Reserves					3,075,356		(3,075,356)
Other comprehensive income - Foreign currency translation gain	2,247,635					2,247,635		2,247,635
Ending Balance at Dec. 31, 2010	75,698,380		57,578	47,012,061	3,075,356	3,310,416	22,242,969
Ending Balance (Shares) at Dec. 31, 2010			57,577,840
Fixed dividend for series B Convertible preferred stockholders	(1,205,014)						(1,205,014)
Dividend declared for common stock	(3,528,000)						(3,528,000)
Exercise of series A warrants	4,863		1	4,863
Exercise of series A warrants (Shares)			1,150
Exercise of series B warrants	2,468		1	2,468
Exercise of series B warrants (Shares)			500
Series B conversion	250,013		66	249,947
Series B conversion (Shares)			66,670
Share based compensation	1,928,940			1,928,939
Net income	(7,141,296)						(7,141,296)	(7,141,296)
Statutory Reserves					668,948		(668,948)
Other comprehensive income - Foreign currency translation gain	3,235,395					3,235,395		3,235,395
Ending Balance at Dec. 31, 2011	$ 69,245,749		$ 57,646	$ 49,198,278	$ 3,744,304	$ 6,545,811	$ (9,699,710)	$ (3,905,901)
Ending Balance (Shares) at Dec. 31, 2011			57,646,160